SCHEDULE H - PART IV ITEM 4i - SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H - PART IV ITEM 4i - SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR
TOMPKINS RETIREMENT SAVINGS PLAN
EIN: 15-0470650
PLAN #: 002

FORM 5500 - SCHEDULE H - PART IV

ITEM 4i - SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES
AT END OF YEAR - DECEMBER 31, 2025

(a)	(b)	(c)	(e)
Party in interest	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Current Value
	American Funds Service Co.	1,861,704.5126 Units	$39,095,795
		Target Date Retirement 2035 R6
	American Funds Service Co.	1,693,332.2430 Units	31,783,845
		Target Date Retirement 2030 R6
	American Funds Service Co.	1,043,416.7208 Units	24,144,663
		Target Date Retirement 2040 R6
	American Funds Service Co.	964,945.3224 Units	23,226,234
		Target Date Retirement 2045 R6
	American Funds Service Co.	1,324,503.2389 Units	21,403,972
		Target Date Retirement 2025 R6
	American Funds Service Co.	548,913.1449 Units	13,031,198
		Target Date Retirement 2050 R6
	BlackRock Advisors, LLC	282,011.0274 Units	12,041,871
		iShares Russell 1000 LC Index K
	American Funds Service Co.	580,579.3619 Units	8,261,644
		Target Date Retirement 2020 R6
	American Funds Service Co.	210,499.0382 Units	6,344,441
		Target Date Retirement 2055 R6
	Fidelity Investments	130,391.8615 Units	6,033,231
		Large Cap Gr Index Fund
	Great Gray Trust Company	378,696.0838 Units	4,399,880
		Stable Value R1 Fund
	JP Morgan Investment Mgmt Inc.	174,403.7418 Units	4,316,493
		Equity Income R6 Fund
	American Funds Service Co.	296,961.6297 Units	3,824,866
		Target Date Retirement 2015 R6
	BlackRock Advisors, LLC	227,203.7521 Units	3,519,386
		iShares Russell MC Index K Fund
	BlackRock Advisors, LLC	121,007.5431 Units	3,241,792
		iShares Russell 2000 SC Index K
	American Funds Service Co.	113,925.8616 Units	2,337,759
		Target Date Retirement 2060 R6

(CONTINUED)
TOMPKINS RETIREMENT SAVINGS PLAN
EIN: 15-0470650
PLAN #: 002

FORM 5500 - SCHEDULE H - PART IV

ITEM 4i - SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES
AT END OF YEAR - DECEMBER 31, 2025, Cont’d

(a)	(b)	(c)	(e)
Party in interest	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Current Value
	American Funds Service Co.	112,456.1046 Units	$2,269,364
		Target Date Retirement 2065 R6
	American Funds Service Co.	182,081.3578 Units	2,234,138
		Target Date Retirement 2010 R6
	JP Morgan Investment Mgmt Inc.	203,598.0958 Units	2,125,564
		Core Bond R6 Fund
	BlackRock Advisors, LLC	147,914.3743 Units	1,924,366
		iShares MSCI Tot Intl Idx K Fund
	Morgan Stanley Investment Mgmt	62,975.8186 Units	1,750,098
		Inst Int Adv I
	John Hancock Advisors, LLC	52,145.7986 Units	1,431,924
		Disc Value Mid-Cap R6 Fund
	BlackRock Advisors, LLC	153,249.9695 Units	1,406,835
		iShares US Agg Bond Index K Fund
	Harbor Capital Advisors	22,795.7975 Units	973,609
		Small Cap Value Ret Fund
	Baillie Gifford	34,557.0626 Units	916,799
		Baillie Gifford Emg Mkt Eq K
	Great Gray Trust Company	29,221.7251 Units	468,541
		Mid Cap Growth R1 Fund
	American Funds Service Co.	34,112.9667 Units	440,398
		Target Date Retirement 2070 R6
*	Tompkins Financial Corp.	113,850.4531 Units
		Corporation Common Stock	8,256,435
			231,205,141

*	Participant loans	3.25% - 9.50% maturing 2026 through 2042	2,364,044
			$233,569,185
Note:        Certain cost information in column (d) is not required to be disclosed as investments are participant directed under an individual account plan.
* Denotes party in interest